Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Derivative Instruments and Hedging Activities [Abstract]
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 815	¥ 609
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	1,005	832
Cash collateral receivables against net derivative liabilities	2,041	1,740
Cash collateral payables against net derivative assets	2,196	2,090
Cash collateral receivables, not being offset against net derivatives	307	343
Cash collateral payables, not being offset against net derivatives	¥ 1,141	¥ 1,043